Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable and Allowance for Credit Losses	Accounts receivable and allowance for credit losses consist of the following:
	As of December 31,	As of June 30,
	2023	2024	2024
	RMB	RMB	US$
Accounts receivable	266,076	253,035	34,818
Less: allowance for credit losses	(5,097)	(6,223)	(856)
Accounts receivable, net	260,979	246,812	33,962

Schedule of Analysis of the Allowance for Credit Losses	An analysis of the allowance for credit losses is as follows:
	For the year ended December 31,	For the six months ended June 30,
	2023	2024	2024
	RMB	RMB	US$
Beginning balance	3,546	5,097	701
Additions	1,530	1,126	155
Exchange difference	21	-	-
Ending balance	5,097	6,223	856